Schedule of Investments
May 31, 2024 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.36%

Agricultural Chemicals - 0.94%
ICL Group Ltd.	13,200	62,436
Nutrien Ltd.	1,600	93,776

		156,212

Agricultural Products - Livestock & Animal Specialties - 0.85%
Cal-Maine Foods, Inc.	2,300	141,841

Arrangement of Transportation of Freight & Cargo - 0.62%
C.H. Robinson Worldwide, Inc.	1,200	103,644

Banks - 3.29%
Bank OZK	2,600	108,888
Cadence Bank	2,800	79,940
East West Bancorp, Inc.	1,200	89,028
Heartland Financial USA, Inc.	1,600	70,336
M&T Bank Corp.	400	60,640
NMI Holdings, Inc. (2)	2,300	76,314
Washington Federal, Inc.	2,200	61,622

		546,768

Bituminous Coal & Lignite Surface Mining - 0.82%
Alpha Metallurigal Resources, Inc.	100	31,541
Arch Resources, Inc. Class A	600	104,358

		135,899

Captial Goods - 5.71%
AGCO Corp.	1,000	107,330
Applied Industrial Technologies, Inc.	500	96,500
Cummins, Inc.	700	197,211
EMCOR Group, Inc.	500	194,330
Huntington Ingalls Industries, Inc.	400	101,240
Snap-on, Inc.	400	109,144
Watsco, Inc. Class A	300	142,470

		948,225

Cement Hydraulic - 0.56%
Eagle Materials, Inc.	400	92,956

Chemicals - 1.06%
Dow, Inc.	1,500	86,445
LyondellBasell Industries NV Class A	900	89,478

		175,923

Commercial & Professional Services - 1.19%
HNI Corp.	2,300	108,215
Robert Half International, Inc.	1,400	89,922

		198,137

Consumer Durables & Apparel - 0.74%
Brunswick Corp.	1,500	123,795

Containers & Packaging - 0.52%
Sonoco Products Co.	1,400	85,918

Crude Petroleum & Natural Gas - 0.56%
Ovintiv, Inc.	1,800	93,006

Deep Sea Foreign Transporation of Freight - 1.28%
ZIM Integrated Shipping Services Ltd. (Israel) (2)	9,400	211,876

Dental Equipment & Supplies - 0.59%
Envista Holdings Corp. (2)	5,100	98,736

Diversified Financials - 2.28%
Lazard Ltd. Class A (Bermuda)	3,100	124,713
Raymond James Financial, Inc.	500	61,375
Synchrony Financial	4,400	192,720

		378,808

Drawing & Insulating of Nonferrous Wire - 0.69%
Belden, Inc.	1,200	114,828

Electric & Other Services Combined - 1.37%
Consolidated Edison, Inc.	2,400	226,920

Electric Services - 0.85%
Black Hills Corp.	2,500	141,125

Electric Utilities - 1.91%
ALLETE, Inc.	2,600	164,190
OGE Energy Corp.	4,200	152,460

		316,650

Electronic Components & Accessories - 0.68%
Vishay Intertechnology, Inc.	4,800	113,424

Energy Equipment & Services - 0.42%
Halliburton Co.	1,900	69,730

Food, Beverage & Tobacco - 1.76%
Archer-Daniels Midland Co.	2,800	174,832
Ingredion, Inc.	1,000	117,580

		292,412

Gas Utilities - 1.00%
ONE Gas, Inc.	2,700	166,401

Health Care Equipment & Services - 1.87%
DaVita, Inc. (2)	1,000	147,120
InMode Ltd. (Israel) (2)	3,600	68,868
Molina Healthcare, Inc. (2)	300	94,374

		310,362

Heavy Construction Other Than Building Construction Contractors - 1.11%
Sterling Infrastructure, Inc. (2)	1,500	184,305

Hotels & Motels - 0.48%
Boyd Gaming Corp.	1,500	79,980

Industrial Trucks, Tractors, Trailors & Stackers - 0.61%
Terex Corp.	1,700	101,439

Instruments For Measuring & Testing Of Electricity & Electrical Signals - 0.58%
Cohu, Inc. (2)	3,000	96,720

Insurance - 2.06%
Arch Capital Group Ltd. (2)	800	82,104
CNA Financial Corp.	1,600	73,504
The Hartford Financial Services Group, Inc.	1,800	186,210

		341,818

Investment Advice - 1.97%
Bridge Investment Group Holdings, Inc. Class A	9,200	71,208
Evercore, Inc. Class A (2)	500	101,470
Federated Hermes, Inc.	2,000	66,340
Victory Capital Holdings, Inc. Class A	1,700	88,451

		327,469

Life Insurance - 0.47%
Manulife Financial Corp.	3,000	77,880

Media & Entertainment - 0.18%
Warner Music Group Corp. Class A	1,000	29,780

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.80%
Oxford Industries, Inc.	1,200	132,828

Metal Shipping Barrels, Drums, Kegs & Pails - 0.47%
Greif, Inc. Class A	1,200	77,928

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.64%
Atkore, Inc. (2)	700	106,505

Miscellaneous Manufacturing Industries - 0.86%
Brady Corp. Class A	2,100	143,367

Mobile Homes - 0.71%
Skyline Champion Corp. (2)	1,700	118,337

Motor Homes - 0.67%
Winnebago Industries, Inc.	1,800	111,690

Motor Vehicle Parts & Accessories - 1.58%
Allison Transmission Holdings, Inc.	1,900	144,039
Gentex Corp.	3,400	119,000

		263,039

Motorcycles, Bicycles & Parts - 0.42%
Fox Factory Holding Corp. (2)	1,500	69,930

National Commercial Banks - 1.02%
Fulton Financial Corp.	4,700	79,148
UMB Financial Corp.	1,100	90,684

		169,832

Natural Gas Distribution - 0.96%
National Fuel Gas Co.	2,800	160,048

Oil & Gas Field Services - 0.94%
Chord Energy Corp.	496	92,032
RPC, Inc.	9,300	63,519

		155,551

Oil, Gas & Consumable Fuels - 0.46%
California Resources Corp.	1,600	75,760

Operative Builders - 1.75%
Meritage Homes Corp.	800	141,080
M/I Homes, Inc. (2)	1,200	149,904

		290,984

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.49%
Zimmer Biomet Holdings, Inc.	700	80,605

Paper Mills - 0.30%
International Paper Co.	1,100	49,599

Petroleum Refining - 1.04%
Valero Energy Corp.	1,100	172,854

Pharmaceutical Preparations - 0.93%
Ironwood Pharmaceuticals, Inc. Class A (2)	10,300	64,890
Supernus Pharmaceuticals, Inc. (2)	3,300	89,496

		154,386

Pharmaceuticals, Biotechnology & Life Science- 0.63%
Agilent Technologies, Inc.	800	104,328

Printed Circuit Boards- 1.55%
Plexus Corp. (2)	1,100	121,154
Sanmina Corp. (2)	2,000	137,080

		258,234

Pumps & Pumping Equipment - 0.63%
Idex Corp.	500	104,320

Radio Telephone Commnications - 0.36%
TELUS Corp.	3,600	59,220

Real Estate - 2.47%
CBRE Group, Inc. Class A (2)	2,700	237,789
Innovative Industrial Properties, Inc.	1,600	172,448

		410,237

Retail - Catalog & Mail-Order Houses - 0.82%
Insight Enterprises, Inc. (2)	700	136,850

Retail - Eating Places - 1.52%
Bloomin' Brands, Inc.	4,000	87,200
Darden Restaurants, Inc.	1,100	165,429

		252,629

Retail - Grocery Stores - 0.57%
Albertsons Cos., Inc.	4,600	94,944

Retail - Jewelry Stores - 1.05%
Signet Jewelers Ltd. (Bermuda)	1,600	175,184

Retail - Lumber & Other Building Materials Dealer - 1.26%
Builders FirstSource, Inc. (2)	1,300	209,027

Retail - Miscellaneous Shopping Goods Stores - 1.25%
Academy Sports & Outdoors, Inc.	2,100	121,149
The ODP Corp. (2)	2,200	86,152

		207,301

Retail - Variety Stores - 0.85%
BJ's Wholesale Club Holdings, Inc. (2)	1,600	140,912

Retailing - 1.83%
Best Buy Co., Inc.	2,400	203,568
Genuine Parts Co.	700	100,898

		304,466

Rolling Drawing & Extruding Of Nonferrous Metals - 2.00%
Encore Wire Corp.	600	173,238
Mueller Industries, Inc.	2,700	159,057

		332,295

Rubber & Plastics Footwear - 0.66%
Deckers Outdoor Corp. (2)	100	109,392

Security Brokers, Dealers & Flotation Companies - 0.44%
Stifel Financial Corp.	900	72,855

Services - Commercial Physical & Biological Research - 1.56%
Charles River Laboratories International, Inc. (2)	500	104,220
Medpace Holdings, Inc. (2)	400	154,536

		258,756

Services - Computer Integrated Systems Design - 2.01%
CACI International, Inc. Class A (2)	300	127,344
Open Text Corp.	2,900	84,825
Science Applications International Corp.	900	121,185

		333,354

Services - Computer Processing & Data Preparation- 0.45%
CarGurus, Inc. Class A (2)	3,100	75,051

Services - Computer Programming Services - 1.98%
Cognizant Technology Solutions Corp. Class A	2,600	171,990
Doximity, Inc. Class A (2)	4,800	133,104
Perion Network Ltd. (2)	1,900	23,750

		328,844

Services - Educational Services - 0.59%
Afya Ltd. Class A (Brazil) (2)	5,900	98,235

Services - Engineering Services - 1.57%
AECOM	1,300	113,542
Tetra Tech, Inc.	700	146,643

		260,185

Services - Help Supply Services - 1.77%
AMN Healthcare Services, Inc. (2)	1,500	83,910
Cross Country Healthcare, Inc. (2)	6,500	98,280
Kforce, Inc.	1,800	111,258

		293,448

Services - Miscellaneous Business Services - 0.51%
Donnelley Financial Solutions, Inc. (2)	1,400	85,344

Services - Prepackaged Software - 2.17%
Cellebrite DI Ltd. (Israel) (2)	11,700	124,605
Gen Digital, Inc.	5,400	134,082
Progress Software Corp.	2,000	101,300

		359,987

Silver Ores - 1.06%
CONSOL Energy, Inc. (2)	1,100	114,037
Warrior Met Coal, Inc.	900	61,587

		175,624

Software & Services - 3.84%
A10 Networks, Inc.	11,200	169,680
Check Point Software Technology Ltd. (Israel) (2)	1,250	188,125
Dolby Laboratories, Inc. Class A	1,300	105,313
Genpact Ltd. (Bermuda)	2,900	95,874
PagSeguro Digital Ltd. Class A (Brazil) (2)	6,500	79,625

		638,617

Special Industry Machinery - 0.68%
Axcelis Technologies, Inc. (2)	1,000	112,490

Sporting & Athletic Goods - 0.71%
Acushnet Holdings Corp.	1,800	118,620

Surgical & Medical Instruments & Apparatus - 0.88%
TeleFlex, Inc.	700	146,349

Telephone & Telegraph Apparatus - 0.72%
Fabrinet (Cayman Islands) (2)	500	119,765

Television Broadcasting Stations - 0.40%
Nexstar Media Group, Inc.	400	66,276

Transportation - 0.71%
Landstar System, Inc.	650	118,320

Wholesale - Lumber & Other Construction Materials - 1.81%
Boise Cascade Co.	1,100	151,019
GMS, Inc. (2)	1,600	150,336

		301,355

Total Common Stock	(Cost $ 14,293,333)	15,679,043

Real Estate Investment Trusts - 4.11%

Brixmor Property Group, Inc.	5,700	128,307
Camden Property Trust	2,200	225,830
Mid-America Apartment Communities, Inc.	1,000	133,710
Weyerhaeuser Co.	6,500	195,195

Total Real Estate Investment Trusts	(Cost $ 692,851)	683,042

Money Market Registered Investment Companies - 1.47%

Federated Hermes Government Obligations Fund - Institutional Class, 5.19% (3)	243,624	243,624

Total Money Market Registered Investment Companies	(Cost $ 243,624)	243,624

Total Investments - 99.93%	(Cost $ 15,029,807)	16,605,709

Other Assets Less Liabilities - 0.07%		11,272

Total Net Assets - 100.00%		16,616,981

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,605,709	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,605,709	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2024.
ADR - American Depositary Receipt
PLC - Public Limited Company